SUPPLEMENT DATED May 1, 2002
                              To the Prospectus of


                                VALUEMARK II/III
                       Flexible Premium Variable Annuity
                               Dated May 1, 2002

                                  VALUEMARK IV
                       Flexible Premium Variable Annuity
                               Dated May 1, 2002

                             VALUEMARK INCOME PLUS
                     Individual Immediate Variable Annuity
                               Dated May 1, 2002

                                   ISSUED BY
                Allianz Life Insurance Company of North America
                        Allianz Life Variable Account B

This supplement updates certain information contained in the prospectus and supercedes any inconsistent information. You should attach this supplement to the prospectus and retain it with the prospectus for future reference.

Effective May 1, 2002, your contract will offer the Initial Class of the Dreyfus Stock Index Fund rather than the Service Class of that Investment Option described in the attached prospectus. Initial Class shares do not currently assess a Rule 12b-1 fee, whereas the Service Class shares do assess an annual 12b-1 fee of 0.25%. In addition, based upon expense levels as of December 31, 2001, Initial Class shares had 0.06% less in "Other Expenses" than Service Class shares. The aggregate effect is that, based upon expense levels as of December 31, 2001, purchasers of Initial Class shares paid 0.31% less in total annual expenses than purchasers of Service Class shares.

Accordingly, the expenses for the Initial Class of the Dreyfus Stock Index Fund were as follows:

Investment Option Annual Expenses Net of Waivers/Reimbursements
(as a percentage of an Investment Option's average daily net assets for the most recent fiscal year.)

                                                                     Total
                                                                   Investment
Investment     Management       12b-1             Other             Option
 Option           Fee            Fees           Expenses           Expenses
--------------------------------------------------------------------------------
Dreyfus Stock
Index Fund -
Initial Class     0.25%          ---             0.01%               0.26%
Shares
--------------------------------------------------------------------------------

The Examples in the prospectus following the Fee Table reflect the expenses of the Service Class.

As the Initial Class and the Service Class are both part of the Dreyfus Stock Index Fund, the information in the prospectus regarding the Dreyfus Stock Index Fund's investment objective, primary investments, and investment adviser is the same for both Classes.

Please read the prospectus for the Dreyfus Stock Index Fund for more information about its Initial Class.